CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	¥ 8,961	¥ 7,296	¥ 9,737
Geological and geophysical costs	4,024	3,511	3,710
Within one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	7,794	3,467	4,917
Over one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	¥ 1,167	¥ 3,829	¥ 4,820